Long-Term Debt - NOK Senior Unsecured Bonds - Additional Information (Details) $ in Thousands, kr in Billions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 NOK (kr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 NOK (kr)
Debt Instrument [Line Items]
Carrying amount of bonds	$ 1,065,520		$ 1,076,274
Reduction in 2021	$ 608,000
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.00%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.45%
Unsecured Debt
Debt Instrument [Line Items]
Senior unsecured bonds issued | kr		kr 2.0		kr 2.0
Carrying amount of bonds	$ 175,646		$ 196,610
Unsecured Debt | Cross-Currency Interest Rate Contract
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 229,000
Unsecured Debt | Minimum | Cross-Currency Interest Rate Contract
Debt Instrument [Line Items]
Fixed interest rate	5.74%	5.74%
Unsecured Debt | Maximum | Cross-Currency Interest Rate Contract
Debt Instrument [Line Items]
Fixed interest rate	6.37%	6.37%
Unsecured Debt | NIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.90%